Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Schedule of primary geographical market and major products
Revenue from contracts with customers is disaggregated by primary geographical market and major products (refer to Note 9. Segment reporting) and by timing of revenue recognition in the table below.

For the year ended December 31 2023	Reportable segments					Corporate	Total
	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics

Segment revenue	243,035	148,270	75,663	96,324	40,102	—	603,394
Inter-segment revenue	(120,061)	(404)	(24,165)	(17,108)	(17,908)	—	(179,646)
Revenue from contracts with customers	122,974	147,866	51,498	79,216	22,194	—	423,748

Timing of revenue recognition
Goods transferred at a point in time	117,317	147,866	51,498	79,216	22,194	—	418,091
Services transferred over time	5,657	—	—	—	—	—	5,657
Total revenue from contracts with customers	122,974	147,866	51,498	79,216	22,194	—	423,748

For the year ended December 31 2022	Reportable segments					Corporate	Total
	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics

Segment revenue	253,467	145,275	77,306	80,043	34,466	—	590,557
Inter-segment revenue	(131,100)	(2,985)	(22,461)	(17,062)	(13,746)	—	(187,354)
Revenue from contracts with customers	122,367	142,290	54,845	62,981	20,720	—	403,203

Timing of revenue recognition
Goods transferred at a point in time	116,753	142,290	54,845	62,554	20,720	—	397,162
Services transferred over time	5,614	—	—	427	—	—	6,041
Total revenue from contracts with customers	122,367	142,290	54,845	62,981	20,720	—	403,203

For the year ended December 31 2021	Reportable segments					Corporate	Total
	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics

Segment revenue	241,563	156,850	64,198	67,605	47,622	—	577,838
Inter-segment revenue	(122,557)	(1,493)	(16,633)	(14,276)	(19,140)	—	(174,099)
Revenue from contracts with customers	119,006	155,357	47,565	53,329	28,482	—	403,739

Timing of revenue recognition
Goods transferred at a point in time	116,246	155,357	47,565	53,329	28,482	—	400,979
Services transferred over time	2,760	—	—	—	—	—	2,760
Total revenue from contracts with customers	119,006	155,357	47,565	53,329	28,482	—	403,739